SALOMON BROTHERS
INSTITUTIONAL
SERIES FUNDS INC


SEMI-ANNUAL REPORT

AUGUST 31, 1996


HIGH YIELD BOND FUND

ASIA GROWTH FUND



SALOMON BROTHERS ASSET MANAGEMENT

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
--------------------------------------------------------------------------------

                                                           October 16, 1996

To Our Shareholders:

We are pleased to provide this first semi-annual report for the Salomon Brothers Institutional High Yield Bond Fund and the Salomon Brothers Institutional Asia Growth Fund for the period ended August 31, 1996.

The Salomon Brothers Institutional High Yield Bond Fund commenced investment operations on May 15, 1996. For the period May 15, 1996 to August 31, 1996, the Fund generated a total return of 3.7%. The Fund's investment objective is to maximize total return by investing primarily in a portfolio of high yield fixed income securities.

U.S. corporate high yield securities continue to outpace other fixed income segments for the year to date. Technical market factors remain strong and flows into mutual funds have been running at a record pace. Supported by a buoyant economy, credit quality in the high yield sector continues to be relatively healthy. We remain overweighted in the manufacturing and consumer noncyclical groups, including capital goods and consumer products. We are increasing exposure to the energy sector and scaling back our media allocation.

The Salomon Brothers Institutional Asia Growth Fund commenced investment operations on May 6, 1996 and, for the period May 6, 1996 to August 31, 1996, experienced a total return of - 6.3%. The market, as measured by the Morgan Stanley Capital International Combined Asia Free Ex-Japan Index, posted - 7.1% for the period April 30, 1996 to August 31, 1996. The Fund's investment objective is to achieve long-term capital appreciation by investing at least 65% of its assets in equity and equity-related securities of 'Asian Companies' (as defined in the prospectus).

The Asian equity markets were turbulent during the May to August period and experienced large market declines in July. The sell-off reflected several factors: rising long bond yields in the U.S., a falling Dow Jones Industrial Average, a slowdown in international mutual fund flows and concerns surrounding trade balances in Southern Asia (for example, Thailand, Malaysia and Indonesia).

The markets bounced back in August, led by gains in Hong Kong and Malaysia, and by the decision by the U.S. Federal Reserve to hold interest rates steady. During this period, the Asia Growth Fund increased its allocation to Taiwan. Taiwanese investments emphasized financials and securities poised to take advantage of the cyclical recovery (for example, shipping stocks and plastics). The Fund's Hong Kong exposure remains overweighted in conglomerates that we believe represent relative value, such as Hutchinson Whampoa, a company with diverse property, retailing and telecommunication holdings.

We appreciate your interest in the Funds and encourage you to read the financial statements that follow for details about each Fund's investments. Please call
(212) 783-7407 with any questions or to request a prospectus. For assistance regarding your account, please call Investors Bank & Trust at (800) 347-6028.

                                          Cordially,

                                          /s/ MICHAEL S. HYLAND

                                          Michael S. Hyland
                                          Chairman and President

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------

           CORPORATE BONDS -- 91.8%
           BASIC INDUSTRIES -- 22.4%
$100,000   Algoma Steel......................................................    12.375%    07/15/05    $  100,250
 100,000   Alvey Systems.....................................................    11.375     01/31/03       103,000
 100,000   Florida Coast.....................................................    12.750     06/01/03       105,500
 100,000   Four M............................................................    12.000     06/01/06       103,000
 100,000   Harris Chemical...................................................    10.250     07/15/01       100,000
 100,000   Mesa Operating....................................................    10.625     07/01/06       104,500
 100,000   Norcal Waste Systems*.............................................    12.750     11/15/05       105,750
 100,000   Renco Metals......................................................    11.500     07/01/03       105,250
 100,000   Stone Container...................................................    10.750     10/01/02       103,250
                                                                                                        ----------
                                                                                                           930,500
                                                                                                        ----------
           CONSUMER CYCLICALS -- 7.1%
 125,000   Apparel Retailer
             (Zero coupon until 08/15/98, 12.75% thereafter)(a)..............    12.287     08/15/05        98,125
 100,000   Hills Stores......................................................    12.500     07/01/03        93,625
 100,000   Wyndham Hotel.....................................................    10.500     05/15/06       102,500
                                                                                                        ----------
                                                                                                           294,250
                                                                                                        ----------
           CONSUMER NON-CYCLICALS -- 31.3%
 100,000   Argosy Gaming.....................................................    13.250     06/01/04        96,000
 100,000   Berry Plastics....................................................    12.250     04/15/04       108,000
 200,000   Carr-Gottstein Foods..............................................    12.000     11/15/05       206,000
 100,000   Cinemark USA......................................................     9.625     08/01/08        99,500
 100,000   Harvey Casino.....................................................    10.625     06/01/06       103,500
 100,000   Majestic Star Casino..............................................    12.750     05/15/03       107,500
 100,000   Penn Traffic......................................................     9.625     04/15/05        70,000
 100,000   Remington Product.................................................    11.000     05/15/06       101,000
 200,000   Revlon Consumer Products..........................................    10.500     02/15/03       206,500
 100,000   Smiths Food & Drug................................................    11.250     05/15/07       104,500
 100,000   Trump Atlantic City...............................................    11.250     05/01/06        95,500
                                                                                                        ----------
                                                                                                         1,298,000
                                                                                                        ----------
           ENERGY -- 2.5%
 100,000   Cliffs Drilling...................................................    10.250     05/15/03       101,750
                                                                                                        ----------
           FINANCIAL SERVICES -- 2.4%
 100,000   HMH Properties....................................................     9.500     05/15/05        97,500
                                                                                                        ----------
           HEALTH CARE -- 4.9%
 100,000   Maxxim Medical....................................................    10.500     08/01/06       102,000
 100,000   Paracelsus Healthcare.............................................    10.000     08/15/06       101,000
                                                                                                        ----------
                                                                                                           203,000
                                                                                                        ----------

                See accompanying notes to financial statements.
PAGE 2

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------
           MEDIA -- 11.7%
$100,000   Cablevision Systems...............................................    10.500%    05/15/16    $   98,000
 150,000   Diamond Cable
             (Zero Coupon until 12/15/00, 11.75% thereafter)(a)..............    11.696     12/15/05        94,500
 100,000   Hollinger International Publishing................................     9.250     02/01/06        94,000
 150,000   Marcus Cable
             (Zero Coupon until 12/15/00, 14.125% thereafter)(a).............    13.316     12/15/05        94,500
 100,000   SFX Broadcasting..................................................    10.750     05/15/06       102,750
                                                                                                        ----------
                                                                                                           483,750
                                                                                                        ----------
           TECHNOLOGY -- 5.0%
 100,000   Talley Manufacturing & Technology.................................    10.750     10/15/03       104,125
 100,000   UNC...............................................................    11.000     06/01/06       104,000
                                                                                                        ----------
                                                                                                           208,125
                                                                                                        ----------
           TELECOMMUNICATIONS & UTILITIES -- 4.5%
 150,000   International CableTel
             (Zero Coupon until 02/01/01, 11.50% thereafter)(a)..............    11.804     02/01/06        88,500
 100,000   Western Wireless..................................................    10.500     06/01/06       100,000
                                                                                                        ----------
                                                                                                           188,500
                                                                                                        ----------
           TOTAL CORPORATE BONDS
               (cost $3,769,347)....................................................................     3,805,375
                                                                                                        ----------
           CONVERTIBLE CORPORATE BONDS -- 2.2%
           TECHNOLOGY -- 2.2%
 100,000   VLSI Technology (cost $91,397)....................................     8.250     10/01/05        90,750
                                                                                                        ----------
           TOTAL INVESTMENTS -- 94.0%
               (cost $3,860,744)....................................................................     3,896,125
           Other assets in excess of liabilities -- 6.0%............................................       250,404
                                                                                                        ----------
           NET ASSETS -- 100.0%.....................................................................    $4,146,529
                                                                                                        ----------
                                                                                                        ----------

  * Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(a) Zero or step coupon bond. Interest rate shown reflects yield to maturity on date of purchase.

                See accompanying notes to financial statements.
                                                                          PAGE 3

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------

            COMMON STOCKS -- 90.1%
            HONG KONG -- 27.5%
   15,000   Asia Satellite Telecommunications Holdings*.............................................   $   39,282
    7,200   Bank of East Asia.......................................................................       26,118
   13,000   Cheung Kong Holdings....................................................................       91,206
   13,000   Cheung Kong Infrastructure*.............................................................       21,267
   20,000   China Resources Enterprises.............................................................       17,976
   10,000   Citic Pacific...........................................................................       43,970
   65,000   Guangdong Investment....................................................................       46,654
   45,800   HKR International.......................................................................       57,750
   27,600   Hong Kong Land Holdings.................................................................       62,652
   20,800   Hong Kong Telecommunications............................................................       34,835
    6,600   HSBC Holdings...........................................................................      113,948
   12,000   Hutchison Whampoa.......................................................................       72,628
   10,000   New World Development...................................................................       48,497
  216,000   Shanghai Petrochemical..................................................................       55,868
    6,000   Swire Pacific...........................................................................       53,346
                                                                                                       ----------
                                                                                                          785,997
                                                                                                       ----------
            INDIA -- 7.1%
   13,500   Arvind Mills -- GDR.....................................................................       52,650
    4,300   Ashok Leyland -- GDR*...................................................................       47,837
      900   Larsen & Toubro -- GDR..................................................................       13,680
    5,000   Mahindra & Mahindra -- GDR*.............................................................       54,375
    3,000   Reliance Industries -- GDR..............................................................       33,750
                                                                                                       ----------
                                                                                                          202,292
                                                                                                       ----------
            INDONESIA -- 4.7%
   20,000   Lippo Karawaci(a).......................................................................       25,619
    3,000   PT Hm Sampoerna(a)......................................................................       28,886
   30,000   PT Inti Indorayon Utama*(a).............................................................       25,939
   44,000   PT Lippo Life Insurance(a)..............................................................       37,575
   11,000   PT Telekomunikasion*(a).................................................................       15,500
                                                                                                       ----------
                                                                                                          133,519
                                                                                                       ----------
            KOREA -- 5.4%
    1,050   Deasung Industrial......................................................................       75,105
       57   Deasung Industrial (New Shares).........................................................        4,077
    6,300   Hanwha Chemical.........................................................................       63,827
      600   LG Electronics..........................................................................       11,205
                                                                                                       ----------
                                                                                                          154,214
                                                                                                       ----------

                See accompanying notes to financial statements.
PAGE 4

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            MALAYSIA -- 13.6%
    6,000   Arab Malaysia...........................................................................   $   24,546
   19,000   Bolton Properties.......................................................................       28,958
   11,000   DCB Holdings............................................................................       33,530
   22,000   Industrial Oxygen.......................................................................       32,295
    8,000   Kian Joo Can Factory....................................................................       47,487
    3,000   Malakoff................................................................................       13,837
    3,400   Malayan Banking.........................................................................       32,319
    9,000   Malaysia Assurance Alliance.............................................................       49,453
   12,000   Malaysian Airline System................................................................       35,856
   22,000   MBF Capital.............................................................................       31,412
   18,000   Tan Chong Motor Holdings................................................................       31,909
    4,000   United Engineers........................................................................       28,396
                                                                                                       ----------
                                                                                                          389,998
                                                                                                       ----------
            PAKISTAN -- 1.3%
    4,200   Pakistan State Oil*.....................................................................       39,068
                                                                                                       ----------
            PHILIPPINES -- 2.8%
   30,000   Ayala Land, Series B....................................................................       38,366
   40,000   Belle*..................................................................................       10,689
   60,000   Universal Robina........................................................................       30,349
                                                                                                       ----------
                                                                                                           79,404
                                                                                                       ----------
            SINGAPORE -- 11.8%
    3,900   Cerebos Pacific.........................................................................       32,426
    6,700   Cycle & Carriage........................................................................       64,277
   12,500   Hong Leong Finance(a)...................................................................       42,105
    4,300   Jardine Matheson Holdings...............................................................       27,090
    9,000   Sembawang...............................................................................       41,572
    1,500   Singapore Press Holdings(a).............................................................       26,009
    2,500   United Overseas Bank....................................................................       23,984
   37,000   Wing Tai Holdings.......................................................................       79,406
                                                                                                       ----------
                                                                                                          336,869
                                                                                                       ----------
            SRI LANKA -- 0.7%
   90,000   Asia Capital*...........................................................................       12,545
   15,500   United Motors Lanka.....................................................................        8,503
                                                                                                       ----------
                                                                                                           21,048
                                                                                                       ----------
            TAIWAN -- 4.5%
    7,000   Cathay Life Insurance...................................................................       42,814
   13,000   Formosa Plastics........................................................................       27,451
   10,000   International Commercial Bank China.....................................................       30,946
   20,000   Yang Ming Marine Transport..............................................................       27,669
                                                                                                       ----------
                                                                                                          128,880
                                                                                                       ----------

                See accompanying notes to financial statements.
                                                                          PAGE 5

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            THAILAND -- 10.7%
   10,250   Bangkok Bank............................................................................   $   88,303
    6,600   Dhana Siam Finance......................................................................       29,472
    9,000   Property Perfect(a).....................................................................       35,388
   16,500   Siam City Bank..........................................................................       29,016
   11,900   Thai Farmers Bank.......................................................................       81,355
   24,300   Thai Telephone & Telecommunications*(a).................................................       43,213
                                                                                                       ----------
                                                                                                          306,747
                                                                                                       ----------
            TOTAL COMMON STOCKS
              (cost $2,750,438).....................................................................    2,578,036
                                                                                                       ----------
            WARRANTS -- 1.7%
  290,000   Henderson Investment Call Warrants (expiring 02/17/97)..................................       10,126
   66,000   Peregrine Investment Holdings Warrants (expiring 05/15/98)..............................       10,755
   22,500   PT Indah Kiat Pulp & Paper Warrants (expiring 04/13/01).................................        9,247
   60,000   Swire Pacific A Call Warrants (expiring 05/30/97).......................................       12,260
    2,000   Thai Basket Warrants (expiring 11/19/96)................................................          387
   65,000   New World Development Warrants (expiring 04/29/97)......................................        6,220
                                                                                                       ----------
            TOTAL WARRANTS
              (cost $55,177)........................................................................       48,995
                                                                                                       ----------

CONTRACTS   PURCHASED OPTIONS -- 0.7%
---------
      211   Hang Seng Index Call (expiring 12/30/96, exercise price HKD 11,541).....................       12,841
        4   Hang Seng Index Put (expiring 12/06/96, exercise price HKD 10,600)......................        5,897
                                                                                                       ----------
            TOTAL PURCHASED OPTIONS
              (cost $19,003)........................................................................       18,738
                                                                                                       ----------
            TOTAL INVESTMENTS -- 92.5%
              (cost $2,824,618).....................................................................    2,645,769
            Other assets in excess of liabilities -- 7.5%...........................................      215,575
                                                                                                       ----------
            NET ASSETS -- 100.0%....................................................................   $2,861,344
                                                                                                       ----------
                                                                                                       ----------

  *  Non-income producing security.
 (a) Foreign Shares

Abbreviations used in this statement:

GDR -- Global Depository Receipt
HKD -- Hong Kong Dollar

                See accompanying notes to financial statements.
PAGE 6

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         HIGH YIELD    ASIA GROWTH
                                                                                         BOND FUND        FUND
                                                                                         ----------    -----------

ASSETS:
     Investments, at value (Note A)...................................................   $3,896,125    $2,645,769
     Cash and foreign currency........................................................      156,246       182,792
     Receivable for securities sold...................................................       --           141,161
     Interest and dividends receivable................................................       91,987         2,206
     Receivable from investment advisor...............................................       83,409        85,596
     Deferred organization expense....................................................       54,226        67,972
                                                                                         ----------    -----------
          Total assets................................................................    4,281,993     3,125,496
                                                                                         ----------    -----------
                                                                                         ----------    -----------
LIABILITIES:
  Payable for:
     Securities purchased.............................................................       --           107,965
     Organization fees................................................................       52,651        68,608
     Accrued expenses.................................................................       82,813        87,579
                                                                                         ----------    -----------
          Total liabilities...........................................................      135,464       264,152
                                                                                         ----------    -----------
NET ASSETS............................................................................   $4,146,529    $2,861,344
                                                                                         ----------    -----------
                                                                                         ----------    -----------
NET ASSETS CONSIST OF:
     Paid-in capital..................................................................   $4,034,661    $3,033,340
     Undistributed net investment income..............................................       75,562        12,554
     Accumulated net realized gain (loss) on investments, options and foreign currency
      transactions....................................................................          925       (17,990)
     Net unrealized appreciation (depreciation) on investments, options and other
      assets..........................................................................       35,381      (166,560)
                                                                                         ----------    -----------
NET ASSETS............................................................................   $4,146,529    $2,861,344
                                                                                         ----------    -----------
                                                                                         ----------    -----------
SHARES OUTSTANDING....................................................................      399,750       305,254
                                                                                         ----------    -----------
                                                                                         ----------    -----------
NET ASSET VALUE PER SHARE.............................................................   $    10.37    $     9.37
                                                                                         ----------    -----------
                                                                                         ----------    -----------
Note A: Cost of investments...........................................................   $3,860,744    $2,824,618
                                                                                         ----------    -----------
                                                                                         ----------    -----------

                See accompanying notes to financial statements.
                                                                          PAGE 7

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 1996(a)(b) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         HIGH YIELD   ASIA GROWTH
                                                                                         BOND FUND       FUND
                                                                                         ---------    -----------

INCOME:
     Interest.........................................................................   $ 80,158      $   5,113
     Dividends (Note A)...............................................................      --            16,349
                                                                                         ---------    -----------
                                                                                           80,158         21,462
EXPENSES:
     Management fee...................................................................      4,179          6,681
     Custody, administration and shareholder servicing fees...........................     77,630         80,222
     Registration and filing fees.....................................................     12,961         14,098
     Audit and tax return preparation fees............................................      7,518          8,176
     Legal............................................................................      3,758          4,088
     Amortization of organization expenses............................................      3,442          4,696
     Printing.........................................................................      1,503          1,635
     Directors' fees and expenses.....................................................      1,316          1,431
     Other............................................................................        752            817
                                                                                         ---------    -----------
                                                                                          113,059        121,844
     Management fee waived and expenses absorbed by investment advisor................    (87,588)       (92,277)
     Credits earned on cash balances, and fees waived by custodian....................    (20,875)       (20,659)
                                                                                         ---------    -----------
     Net expenses.....................................................................      4,596          8,908
                                                                                         ---------    -----------
NET INVESTMENT INCOME.................................................................     75,562         12,554
                                                                                         ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments......................................................................        925        (15,716)
     Options written..................................................................      --               172
     Foreign currency transactions....................................................      --            (2,446)
                                                                                         ---------    -----------
                                                                                              925        (17,990)
                                                                                         ---------    -----------
  Net change in unrealized appreciation (depreciation) on:
     Investments......................................................................     35,381       (178,849)
     Foreign currency transactions and other assets...................................      --            12,289
                                                                                         ---------    -----------
                                                                                           35,381       (166,560)
                                                                                         ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................................     36,306       (184,550)
                                                                                         ---------    -----------
                                                                                         ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................   $111,868      $(171,996)
                                                                                         ---------    -----------
                                                                                         ---------    -----------
Note A: Net of foreign withholding tax of.............................................   $  --         $   1,348
                                                                                         ---------    -----------
                                                                                         ---------    -----------

------------

(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The  Asia Growth  Fund's commencement  of investment  operations was  May 6,
    1996.

                See accompanying notes to financial statements.
PAGE 8

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 1996(a)(b) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        HIGH YIELD     ASIA GROWTH
                                                                                         BOND FUND        FUND
                                                                                        -----------    -----------

OPERATIONS:
     Net investment income...........................................................   $    75,562    $   12,554
     Net realized gain (loss) on investments, options, and foreign currency
      transactions...................................................................           925       (17,990)
     Net change in unrealized appreciation (depreciation) on investments, foreign
      currency transactions and other assets.........................................        35,381      (166,560)
                                                                                        -----------    -----------
     Net increase (decrease) in net assets resulting from operations.................       111,868      (171,996)
                                                                                        -----------    -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares...................................................     5,005,307     3,000,000
     Payment for redemption of shares................................................    (1,003,976)       --
                                                                                        -----------    -----------
     Change in net assets resulting from capital share transactions..................     4,001,331     3,000,000
                                                                                        -----------    -----------
NET INCREASE IN NET ASSETS...........................................................     4,113,199     2,828,004
                                                                                        -----------    -----------
NET ASSETS:
     Beginning of period.............................................................        33,330        33,340
                                                                                        -----------    -----------
     End of period (including undistributed net investment income of $75,562 and
      $12,554, respectively).........................................................   $ 4,146,529    $2,861,344
                                                                                        -----------    -----------
                                                                                        -----------    -----------

------------

(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The Asia  Growth Fund's  commencement of  investment operations  was May  6,
    1996.

                See accompanying notes to financial statements.
                                                                          PAGE 9

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Institutional High Yield Bond Fund (the 'High Yield Bond Fund'), Salomon Brothers Institutional Asia Growth Fund (the 'Asia Growth Fund') and Salomon Brothers Institutional Emerging Markets Debt Fund (the 'Emerging Markets Debt Fund') are portfolios of the Salomon Brothers Institutional Series Funds Inc (the 'Institutional Series'). The High Yield Bond Fund and the Asia Growth Fund (each, a 'Fund' and collectively, the 'Funds') are included in this report. The Emerging Markets Debt Fund has not commenced investment operations and is therefore not included in this report. The Institutional Series is an open-end investment company incorporated in Maryland on January 19, 1996. Each Fund has a specific investment objective: the High Yield Bond Fund's objective is to maximize total return by investing primarily in a portfolio of high yield fixed-income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services; the Asia Growth Fund's objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Institutional Series in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) INVESTMENT VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund will be valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value (using the bid price), until the 60th day prior to maturity, and will then be valued on an amortized cost basis.

     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares (identified as 'Foreign Shares' in the Portfolio of Investments) may be created and offered for investment by such companies. The 'local' and 'foreign' shares' market values may differ.

     Foreign securities quoted in a foreign currency are translated into U.S. dollars using exchange rates at 2:30 p.m. Eastern time (12:30 p.m. for the Asia Growth Fund), or at such other rates as Salomon Brothers Asset Management ('SBAM') may determine to be appropriate in computing net asset value.

     Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

     (B) OPTION CONTRACTS. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

     (C) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is each Fund's policy that the Fund take possession, through its custodian, of the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     (D) FOREIGN CURRENCY TRANSLATION. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

     (E) FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the value of portfolio securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

     (F) FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Each Fund will declare dividends from net investment income annually. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP primarily due to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

     (H) EXPENSES. Direct expenses are charged to the Fund that incurred them, and general expenses of the Institutional Series are allocated to the Funds based on each Fund's relative net assets.

     (I) ORGANIZATIONAL COSTS. Certain costs incurred in connection with each Fund's organization have been deferred and are being amortized by the Funds over a 60 month period from the date each Fund commenced investment operations.

     (J) OTHER. Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or on a when-known basis. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2. MANAGEMENT FEE AND OTHER AGREEMENTS

Each Fund retains SBAM, an indirect wholly owned subsidiary of Salomon Inc, to act as investment manager of each Fund, subject to the supervision by the Board of Directors of the Institutional Series. Among other things, SBAM furnishes the Funds with office space and certain services and facilities required for conducting the business of the Funds, and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is based on the following annual percentages of each Funds' average daily net assets: .50% for the High Yield Bond Fund and .75% for the Asia Growth Fund. SBAM has retained Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), an affiliate of SBAM, to act as sub-advisor to the Asia Growth Fund. SBAM AP is compensated by SBAM at no additional expense to the Asia Growth Fund. Salomon Brothers Asset Management Limited ('SBAM Limited'), an affiliate of SBAM, provides certain administrative services to the Asia Growth Fund. For such administrative services, SBAM Limited is compensated by SBAM at no additional expense to the Asia Growth Fund.

If in any fiscal year total expenses of any Fund, excluding taxes, interest, brokerage and extraordinary expenses, but including the management fee, exceed the most stringent expense limitation imposed by state securities regulations applicable to each Fund, SBAM will pay or reimburse the Funds for the excess. Currently, this limitation on an annual basis is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. For the period ended August 31, 1996, there was no such reimbursement. However, SBAM has voluntarily agreed to waive its management fees and absorb a portion of expenses to the extent that each Fund's operating expense ratio exceeds, on an annual basis, .55% and 1.00% of average daily net assets for the High Yield Bond Fund and Asia Growth Fund, respectivley. For the period ended August 31, 1996, SBAM waived management fees of $4,179 and $6,681 for the High Yield Bond Fund and Asia Growth Fund, respectively, and voluntarily absorbed expenses of $83,409 and $85,596 for the High Yield Bond Fund and Asia Growth Fund, respectively.

Investors Bank & Trust Company ('IBT') serves as custodian, transfer agent and administrator for each Fund, which includes performing certain administrative services in connection with the operation of each Fund. IBT has agreed to waive a portion of its custody fees until October 31, 1996. In addition, a credit is earned on outstanding cash balances held by the custodian during each billing period. During the period ended August 31, 1996, fees of $20,000 were waived by IBT for each Fund and credits of $875 and $659 were earned on outstanding cash balances for the High Yield Bond Fund and the Asia Growth Fund, respectively.

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. CAPITAL STOCK

At August 31, 1996, the Institutional Series had 10,000,000,000 shares of authorized capital stock, par value $.001 per share. Transactions in Fund shares for the period ended August 31, 1996 were as follows:

                                                                    HIGH YIELD      ASIA
                                                                    BOND FUND    GROWTH FUND
                                                                    ---------    -----------
Shares sold......................................................    495,821       301,920
Shares redeemed..................................................    (99,404)       --
                                                                    ---------    -----------
Net increase.....................................................    396,417       301,920
                                                                    ---------    -----------
                                                                    ---------    -----------

At August 31, 1996, SBAM owned approximately 1% of total shares outstanding of each of the Funds.

4. PORTFOLIO ACTIVITY

Cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the period ended August 31, 1996, were as follows:

                                                                     PURCHASES       SALES
                                                                     ----------    ----------

High Yield Bond...................................................   $3,957,554    $  100,925
                                                                     ----------    ----------
                                                                     ----------    ----------
Asia Growth.......................................................   $4,082,851    $1,265,665
                                                                     ----------    ----------
                                                                     ----------    ----------

At August 31, 1996, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held in each Fund were as follows:

                                                              GROSS            GROSS         NET UNREALIZED
                                             AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                             ----------    ------------    --------------    --------------

High Yield Bond Fund......................   $3,860,744      $ 58,612        $  (23,231)       $   35,381
Asia Growth Fund..........................   $2,824,618      $ 66,173        $ (245,022)       $ (178,849)

Transactions in options written for the Asia Growth Fund during the period ended August 31, 1996 were as follows:

                                                                        NUMBER OF    PREMIUMS
                                                                        CONTRACTS    RECEIVED
                                                                        ---------    --------

Options written......................................................    (14,000)    $(2,344)
Options terminated in closing purchase transactions..................     14,000       2,344
                                                                        ---------    --------
Options outstanding at August 31, 1996...............................      --          --
                                                                        ---------    --------
                                                                        ---------    --------

5. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield instruments are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK. Both Funds may enter into forward foreign currency contracts ('forward contracts') to facilitate settlement of foreign currency denominated

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The High Yield Bond Fund may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. A risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

FINANCIAL HIGHLIGHTS
PERIOD ENDED AUGUST 31, 1996(a)(b) (UNAUDITED)

SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------


                                                                                    HIGH YIELD      ASIA GROWTH
                                                                                    BOND FUND          FUND
                                                                                    ---------       -----------

Net asset value, beginning of period.............................................    $ 10.00          $ 10.00
                                                                                    ---------       -----------
     Net investment income.......................................................       0.19             0.04
     Net gain (loss) on investments (both realized and unrealized)...............       0.18            (0.67)
                                                                                    ---------       -----------
          Total from investment operations.......................................       0.37            (0.63)
                                                                                    ---------       -----------
Net asset value, end of period...................................................    $ 10.37          $  9.37
                                                                                    ---------       -----------
                                                                                    ---------       -----------
Net assets, end of period (thousands)............................................    $ 4,147          $ 2,861
Total return*....................................................................       +3.7%            -6.3%
Ratios to average net assets:
     Expenses....................................................................       0.55%**          1.00%**
     Net investment income.......................................................       9.02%**          1.41%**
Portfolio turnover rate..........................................................          4%              47%
Average Broker Commisssion Rate..................................................        N/A          $0.0069
Before waiver of management fee, expenses absorbed by SBAM and credits earned from and fees waived by the custodian, net investment loss per share and expense ratios would have been:
     Net investment loss per share...............................................     ($0.08)          ($0.33)
     Expense ratio...............................................................      13.50%**         13.65%**

------------
 (a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.
 (b) The Asia Growth  Fund's commencement  of investment operations  was May  6,
     1996.
  * Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.
 ** Annualized.

                See accompanying notes to financial statements.
                                                                         PAGE 15




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TELEPHONES
(800) SALOMON
(800) 725-6666


DISTRIBUTOR
SALOMON BROTHERS INC
SEVEN WORLD TRADE CENTER
NEW YORK, NEW YORK 10048


INVESTMENT MANAGER
SALOMON BROTHERS ASSET MANAGEMENT INC
SEVEN WORLD TRADE CENTER
NEW YORK, NEW YORK 10048


CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
INVESTORS BANK & TRUST COMPANY
89 SOUTH STREET
BOSTON, MASSACHUSETTS 02111
(800) 347-6028


LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
NEW YORK, NEW YORK 10017







----------------------------------------------------------------------------------
           SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
           ---------------------------------------------------------------------------------


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